Impact of COVID-19 - Additional Information (Detail) $ in Billions	9 Months Ended
	Jul. 31, 2020 CAD ($)	Jul. 31, 2020 USD ($)	Oct. 31, 2019 CAD ($)
Disclosure of Impacts of Covid 19 [Line Items]
Financial Instruments Valuation Adjustments	$ 391,000,000		$ 260,000,000
Percentage of Co-lending CIBC	20.00%	20.00%
Investments accounted for using equity method	$ 642,000,000		$ 586,000,000
CIBC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Goodwill Impairment Charge	28,000,000
CEBA program [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	40,000
Loans and Receivables	2,700,000,000
Co-lend Program [Member] | EDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Loans funded	45,000,000
Co-lend Program [Member] | BDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	$ 228,000,000
Financing Receivable Guarantee Term	12 months
Percentage of Co-lending BDC	80.00%	80.00%
Co-lend Program [Member] | CIBC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Percentage of Co-lending CIBC	20.00%	20.00%
Paycheck Protection Program [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Loans and Receivables		$ 1.9
Loan guarantee for small and mediumsized enterprises [Member] | EDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	$ 6,250,000
Percentage of Guarantee on Financing Receivable	80.00%	80.00%
Loans outstanding, net of repayments	$ 51,000,000
Notional amount	$ 100,000,000
Mid-market financing program [Member] | BDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Percentage of Co-lending BDC	90.00%	90.00%
Estimated revenue	$ 100,000,000
Mid-market financing program [Member] | BDC [Member] | Bottom of range [member]
Disclosure of Impacts of Covid 19 [Line Items]
Commercial loans maximum amount to be financed	12,500,000
Mid-market financing program [Member] | BDC [Member] | Top of range [member]
Disclosure of Impacts of Covid 19 [Line Items]
Commercial loans maximum amount to be financed	$ 60,000,000
Main street lending program [Member] | CIBC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Percentage of Co-lending CIBC	5.00%	5.00%
Main street lending program [Member] | Main street special purpose vehicle [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Investments accounted for using equity method		$ 75.0
Percentage of loans to be transferred to special purpose vehicle	95.00%	95.00%